Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Operating Leases

Future minimum lease payments under operating leases as of December 31, 2019 are as follows (in thousands):

As of December 31, 2019
2020	$636
2021	519
2022	506
2023	393
2024	314
2025 and thereafter	424
Total Minimum Lease Payments	$2,792